share-based compensation - TELUS International (Cda) Inc. restricted share units (Details)	12 Months Ended
	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	0
Outstanding, end of period - Non-vested	0	0
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	1,850,807	1,383,642
Granted - Initial award	821,223	1,383,983
Non-vested	(798,373)	(805,429)
Forfeited	(267,836)	(111,389)
Outstanding, end of period - Non-vested	1,605,821	1,850,807
Number of restricted share units - Vested
Granted - Initial award	59,512
Vested	798,373	805,429
Settled in equity	(360,044)	(773,185)
Settled in cash	(497,841)	(32,244)
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 21.94	$ 7.94
Granted - Initial award | $ / shares	26.41	27.26
Vested | $ / shares	16.63	7.29
Settled in equity | $ / shares	27.84	6.31
Settled in cash | $ / shares	10.06	31.01
Forfeited | $ / shares	21.32	20.16
Outstanding, end of period, non-vested | $ / shares	$ 27.10	$ 21.94